STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		29 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net Loss	$ (249,302)	$ (215,258)	$ (774,423)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-employee stock based compensation	89,615	107,683	333,595
Depreciation expense	395	420	992
Changes in operating assets and liabilities
Prepaid expenses	(4,307)	(50,460)	(35,117)
Accrued expenses	(29,833)	(157,841)	50,990
Deferred offering costs	0	358,900	0
Due to related party	116,854	10,072	200,038
Net cash provided by/(used in) operating activities	(76,578)	53,516	(223,925)
Cash Flows from Investing Activities
Funds placed in trust account from offerings	0	(36,088,000)	(36,088,000)
Funds placed in trust account from underwriters' exercise of over-allotment option	0	(518,096)	(518,096)
Proceed from maturities of US Treasury Bills	36,625,000	0	73,243,000
Proceed from maturities of US Treasury Bills reinvested in trust account	(36,607,000)	0	(73,225,000)
Interest reinvested in trust account	(14,477)	(6,718)	(35,395)
Purchases of fixed assets	(2,116)	0	(5,005)
Net cash provided by (used) in investing activities	1,407	(36,612,814)	(36,628,496)
Cash Flows from Financing Activities
Proceeds from sale of ordinary shares to founding stockholders	0	0	1,564
Proceeds from initial public offering	0	36,000,000	36,000,000
Proceeds from issuance of underwriter purchase option	0	100	100
Proceeds from private placement of insider warrants	0	1,638,800	1,638,800
Proceeds from underwriter over-allotment exercise	0	529,750	529,750
Payment of underwriting fees and offering costs	0	(1,323,998)	(1,323,998)
Proceeds from notes payable to stockholders	30,000	0	180,000
Payment of notes payable to stockholders	0	(150,000)	(150,000)
Net cash provided by financing activities	30,000	36,694,652	36,876,216
Net (decrease)/increase in cash	(45,171)	135,354	23,795
Cash at beginning of period	68,966	14,701	0
Cash at end of period	23,795	150,055	23,795
Supplemental disclosure of non-cash financing activities
Deferred underwriters' commission included in proceeds from the IPO and over-allotment exercise	$ 0	$ 1,022,833	$ 1,022,833